MINERAL RIGHTS AND PROPERTIES (Tables)	12 Months Ended
Mar. 31, 2022
Disclosure Of Mineral Rights And Properties Explanatory [Abstract]
Schedule of Mineral Rights and Properties
	Producing and development properties			Exploration and evaluation properties
Cost	Ying Mining District	BYP	GC	RZY	Kuanping	La Yesca	Total
Balance as at April 1, 2020	$293,136	$63,572	$103,311	$164	$-	$-	$460,183
Capitalized expenditures	31,138	30	3,890	-	-	87	35,145
Acquisition (Note 3)	-	-	-	-	-	16,660	16,660
Environmental rehabilitation	(1,268)	(135)	(207)	-	-	-	(1,610)
Foreign currency translation impact	24,994	1,142	8,616	21	-	-	34,773
Balance as at March 31, 2021	$348,000	$64,609	$115,610	$185	$-	$16,747	$545,151
Capitalized expenditures	37,307	-	4,507	-	24	2,588	44,426
Acquisition (Note 3)	-	-	-	-	13,135	-	13,135
Environmental rehabilitation	(68)	(18)	898	-		-	812
Derecognition	-	-	-	(185)	-	-	(185)
Foreign currency translation impact	12,096	501	3,891	-	221	-	16,709
Ending balance as at March 31, 2022	$397,335	$65,092	$124,906	$-	$13,380	$19,335	$620,048

Impairment and accumulated depletion
Balance as at April 1, 2020	$(100,390)	$(56,688)	$(78,355)	$(164)	$-	$-	$(235,597)
Depletion	(13,921)	-	(2,419)		-	-	(16,340)
Foreign currency translation impact	(8,666)	(576)	(6,522)	(21)	-	-	(15,785)
Balance as at March 31, 2021	$(122,977)	$(57,264)	$(87,296)	$(185)	$-	$-	$(267,722)
Depletion	(15,974)	-	(2,595)	-	-	-	(18,569)
Derecognition	-	-	-	185	-	-	185
Foreign currency translation impact	(4,313)	(257)	(2,924)	-	-	-	(7,494)
Ending balance as at March 31, 2022	$(143,264)	$(57,521)	$(92,815)	$-	$-	$-	$(293,600)

Carrying amounts
Balance as at March 31, 2021	$225,023	$7,345	$28,314	$-	$-	$16,747	$277,429
Ending balance as at March 31, 2022	$254,071	$7,571	$32,091	$-	$13,380	$19,335	$326,448